Mezzanine equity (Details 1) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands		CNY (¥)		USD ($)
Balances as of January 1, 2017	[1]	¥ 0
Issuance of Huya’s preferred shares		509,730
Accretion of redeemable convertible preferred shares to redemption value		19,842
Foreign exchange		(19,904)
Balance as of December 31, 2017		¥ 509,668	[1]	$ 78,000

[1]	Huya’s Series A Preferred Shares